UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
Suite 250
Houston, TX 77024-3925
(Address of principal executive offices)(zip code)

CT Corporation
155 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Copies to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66221

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1.  Schedule of Investments

SCHEDULE OF INVESTMENTS – January 31, 2013 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
AUSTRALIA (19.5%)
COMMON STOCKS (18.5%)
CHEMICALS (0.9%)
Nufarm, Ltd.	40,013	$231,984

ELECTRIC (2.1%)
AGL Energy, Ltd.	32,680	524,788

HEALTHCARE-PRODUCTS (1.3%)
Cochlear, Ltd.	4,000	336,726

HEALTHCARE-SERVICES (1.5%)
Sonic Healthcare, Ltd.	26,324	375,234

INSURANCE (1.9%)
QBE Insurance Group, Ltd.	38,164	474,364

MINING (4.8%)
Orica, Ltd.	13,374	357,430
OZ Minerals, Ltd.	30,866	223,368
PanAust, Ltd.	210,000	645,986

		1,226,784

OIL & GAS (2.3%)
Santos, Ltd.	28,202	351,716
Woodside Petroleum, Ltd.	6,518	241,078

		592,794

RETAIL (1.8%)
Wesfarmers, Ltd.	11,375	445,985

TRANSPORTATION (1.9%)
Asciano Group	93,333	470,071

TOTAL COMMON STOCKS
(Cost $3,510,209)		4,678,730

	Principal

CORPORATE BONDS (1.0%)
CBA Capital Australia, Ltd., 3.59%, 4/15/15 (1) (2) (3)	$300,000	243,454

TOTAL CORPORATE BONDS
(Cost $202,443)		243,454

TOTAL AUSTRALIA
(Cost $3,712,652)		4,922,184

	Shares

NEW ZEALAND (71.7%)
COMMON STOCKS (66.0%)
AGRICULTURE (1.1%)
PGG Wrightson, Ltd. (4)	715,459	264,184

COAL (0.0%)
Pike River Coal, Ltd. (4) (5)	1,145,295	—

SCHEDULE OF INVESTMENTS – January 31, 2013 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (71.7%) – Continued
COMMON STOCKS (66.0%) – Continued
COMMERCIAL SERVICES (16.4%)
Guinness Peat Group PLC (4)	495,906	$251,782
Mowbray Collectables, Ltd. (4) (6)	821,593	317,164
Northland Port Corp. (NZ), Ltd.	81,425	170,831
Port of Tauranga, Ltd.	50,000	581,571
South Port New Zealand, Ltd.	1,027,930	2,846,735

		4,168,083

DIVERSIFIED FINANCIAL SERVICES (2.8%)
Heartland New Zealand, Ltd.	1,252,765	714,904

ELECTRIC (1.7%)
Infratil, Ltd.	210,076	433,692

ELECTRICAL COMPONENTS & EQUIPMENT (2.3%)
Cavotec SA	130,250	573,617

HEALTHCARE-PRODUCTS (0.9%)
Ebos Group, Ltd.	30,901	221,203

HEALTHCARE-SERVICES (6.8%)
Metlifecare, Ltd. (4)	60,000	163,142
Ryman Healthcare, Ltd.	400,000	1,547,499

		1,710,641

HOME FURNISHINGS (4.4%)
Scott Technology, Ltd.	491,006	1,124,913

INSURANCE (1.4%)
Tower, Ltd.	220,641	357,366

MEDIA (2.7%)
Sky Network Television, Ltd.	159,745	694,427

METAL FABRICATE/HARDWARE (3.0%)
Methven, Ltd.	606,250	763,155

OIL & GAS (4.5%)
New Zealand Oil & Gas, Ltd.	924,805	702,374
New Zealand Refining Co., Ltd./The	200,000	443,101

		1,145,475

REITS (3.5%)
Goodman Property Trust	358,959	308,772
Vital Healthcare Property Trust	555,595	587,487

		896,259

RETAIL (4.3%)
Briscoe Group, Ltd.	183,520	385,029
Colonial Motor Co., Ltd.	199,565	669,906
Kathmandu Holdings, Ltd.	20,000	37,093

		1,092,028

TELECOMMUNICATIONS (5.2%)
Chorus, Ltd.	150,000	358,761
TeamTalk, Ltd.	380,094	963,313

		1,322,074

TRANSPORTATION (5.0%)
Freightways, Ltd.	173,540	661,188
Mainfreight, Ltd.	60,000	604,230

		1,265,418

TOTAL COMMON STOCKS
(Cost $11,451,052)		16,747,439

SCHEDULE OF INVESTMENTS – January 31, 2013 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (71.7%) – Continued
PREFERRED STOCKS (2.2%)
INVESTMENT COMPANIES (2.2%)
ASB Capital, Ltd., 0.01% (1) (3)	954,218	$568,559

TOTAL PREFERRED STOCKS
(Cost $686,799)		568,559

	Principal

CORPORATE BONDS (3.5%)
Credit Agricole SA, 5.04%, 12/29/49 (1) (2) (3)	$890,000	485,482
Sky Network Television, Ltd., 3.19%, 10/16/16 (1) (2) (3)	500,000	398,624

TOTAL CORPORATE BONDS
(Cost $798,203)		884,106

TOTAL NEW ZEALAND
(Cost $12,936,054)		18,200,104

	Shares

SHORT-TERM INVESTMENTS (3.4%)
Federated Government Obligations Fund, 0.03% (7)	853,040	853,040

TOTAL SHORT-TERM INVESTMENTS
(Cost $853,040)		853,040

TOTAL INVESTMENTS (94.6%)
(Cost $17,501,746)		23,975,328
OTHER ASSETS IN EXCESS OF LIABILITIES (5.4%)		1,381,215

NET ASSETS (100.0%)		$25,356,543

(1)  Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at January 31, 2013.
(2)   Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(3)  Callable.
(4)  Non-income producing.
(5)  Security is being fair valued in accordance with the Trust’s fair valuation policies.
(6)  Affiliated Investment. See Notes to Schedules of Investments.
(7)  Rate disclosed is the seven day yield as of January 31, 2013.

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

SCHEDULE OF INVESTMENTS – January 31, 2013 (Unaudited)

Africa Fund

		Shares	Value
COMMON STOCKS (62.1%)
EGYPT (5.8%)
Orascom Construction Industries ADR (1)		800	$29,776
Orascom Telecom Holding SAE GDR (1)		20,000	65,200

			94,976

GUERNSEY (0.7%)
Agriterra, Ltd. (1)		210,000	11,357

SOUTH AFRICA (52.2%)
African Bank Investments, Ltd.		10,000	34,488
Anglo American Platinum, Ltd.		800	39,173
Astral Foods, Ltd.		4,000	39,463
Barloworld, Ltd.		2,500	23,477
Bidvest Group, Ltd.		1,000	23,907
Capitec Bank Holdings, Ltd.		2,850	61,174
Coronation Fund Managers, Ltd.		4,000	19,667
Discovery Holdings, Ltd.		9,000	66,647
FirstRand, Ltd.		9,800	35,333
Grindrod, Ltd.		35,000	64,913
Howden Africa Holdings, Ltd.		6,000	20,123
Imperial Holdings, Ltd. ADR		1,200	26,292
Invicta Holdings, Ltd.		2,000	21,241
JD Group, Ltd.		3,500	16,066
Kagiso Media, Ltd.		16,000	40,818
MTN Group, Ltd. ADR		2,600	51,220
Nedbank Group, Ltd.		1,500	32,660
Pinnacle Technology Holdings, Ltd.		10,000	21,800
PSG Group, Ltd.		3,700	25,191
Rainbow Chicken, Ltd.		10,000	18,558
Sasol, Ltd. ADR		1,100	47,553
Shoprite Holdings, Ltd. ADR		900	34,065
Standard Bank Group, Ltd. ADR		2,800	36,764
Steinhoff International Holdings, Ltd. (1)		13,222	40,132
Wilson Bayly Holmes-Ovcon, Ltd.		1,000	17,328

			858,053

UNITED KINGDOM (3.4%)
SABMiller PLC ADR		500	25,145
Tullow Oil PLC ADR		3,500	31,745

			56,890

TOTAL COMMON STOCKS
(Cost $1,022,757)			1,021,276

EXCHANGE TRADED FUNDS (26.8%)
iShares MSCI South Africa Index Fund		3,700	245,088
Market Vectors Africa Index ETF		6,340	195,342

TOTAL EXCHANGE TRADED FUNDS
(Cost $419,758)			440,430

		Principal

SOVEREIGN BONDS (1.5%)
SOUTH AFRICA (1.5%)
South Africa Government Bond, 8.00%, 12/21/18 (2)	R	200,000	24,520

TOTAL SOVEREIGN BONDS
(Cost $26,624)			24,520

SCHEDULE OF INVESTMENTS – January 31, 2013 (Unaudited)

Africa Fund

	Shares	Value
SHORT-TERM INVESTMENTS (7.4%)
Federated Government Obligations Fund, 0.03% (3)	121,710	$121,710

TOTAL SHORT-TERM INVESTMENTS
(Cost $121,710)		121,710

TOTAL INVESTMENTS (97.8%)
(Cost $1,590,849)		1,607,936

OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)		36,008

NET ASSETS (100.0%)		$1,643,944

(1)	Non-income producing.
(2)	Principal amount shown in South African Rand; value shown in U.S. Dollars.
(3)	Rate disclosed is the seven day yield as of January 31, 2013.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – January 31, 2013 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (95.2%)
AUTO PARTS & EQUIPMENT (5.5%)
NGK Spark Plug Co., Ltd.	6,000	$76,112
Sumitomo Rubber Industries, Ltd.	10,000	133,304

		209,416

BANKS (2.6%)
Mizuho Financial Group, Inc.	30,000	60,036
Nishi-Nippon City Bank, Ltd.	15,000	38,876

		98,912

BEVERAGES (2.5%)
Coca-Cola West Co., Ltd.	2,000	31,560
Kirin Holdings Co., Ltd.	5,000	62,387

		93,947

CHEMICALS (1.5%)
JSR Corp.	3,000	59,249

COMPUTERS (4.2%)
Fujitsu, Ltd.	10,000	40,461
INES Corp.	5,000	34,283
Melco Holdings, Inc.	2,500	43,496
Otsuka Corp.	500	40,954

		159,194

COSMETICS/PERSONAL CARE (3.7%)
Unicharm Corp.	2,700	143,201

DISTRIBUTION/WHOLESALE (4.1%)
Marubeni Corp.	20,000	146,755
Yamae Hisano Co., Ltd.	1,000	10,389

		157,144

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Kyushu Leasing Service Co., Ltd.	4,000	8,530

ELECTRIC (3.0%)
Hokkaido Electric Power Co., Inc.	6,000	57,477
Tohoku Electric Power Co., Inc. (1)	7,000	56,952

		114,429

ELECTRONICS (4.8%)
Hamamatsu Photonics K.K.	1,500	57,329
Hoya Corp.	4,000	77,205
Star Micronics Co., Ltd.	5,000	49,538

		184,072

ENGINEERING & CONSTRUCTION (3.7%)
Kajima Corp.	33,000	98,879
Taihei Dengyo Kaisha, Ltd.	6,000	34,841
Takada Corp.	3,000	9,678

		143,398

ENTERTAINMENT (2.1%)
Sankyo Co., Ltd.	2,000	79,611

FOOD (0.6%)
Maxvalu Kyushu Co., Ltd.	1,500	21,275

HAND/MACHINE TOOLS (2.3%)
Meidensha Corp.	28,000	88,490

SCHEDULE OF INVESTMENTS – January 31, 2013 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (95.2%) – Continued
HEALTHCARE-PRODUCTS (7.0%)
Asahi Intecc Co., Ltd.	4,000	$157,253
Terumo Corp.	2,500	109,355

		266,608

INSURANCE (5.8%)
Dai-ichi Life Insurance Co., Ltd.	80	114,692
T & D Holdings, Inc.	4,000	49,385
Tokio Marine Holdings ADR	2,000	59,200

		223,277

LEISURE TIME (0.5%)
Shimano, Inc.	300	20,471

MACHINERY-DIVERSIFIED (4.6%)
Fanuc, Ltd.	1,000	155,831
Torishima Pump Manufacturing Co., Ltd.	2,500	21,789

		177,620

METAL FABRICATE/HARDWARE (0.3%)
Okano Valve Manufacturing Co.	5,000	13,396

REAL ESTATE (5.0%)
Mitsui Fudosan Co., Ltd.	3,000	68,533
Sumitomo Realty & Development Co., Ltd.	4,000	121,822

		190,355

REITS (2.1%)
Fukuoka REIT Corp.	10	78,736

RETAIL (2.7%)
Sugi Holdings Co., Ltd.	2,500	85,844
TOTAL MEDICAL SERVICE Co., Ltd.	1,000	15,528

		101,372

TOYS/GAMES/HOBBIES (1.5%)
Nintendo Co., Ltd.	600	58,527

TRANSPORTATION (24.9%)
Daiichi Koutsu Sangyo Co., Ltd.	1,000	7,119
East Japan Railway Co.	1,500	101,372
Hankyu Hanshin Holdings, Inc.	22,000	120,050
Kawasaki Kisen Kaisha, Ltd. (1)	30,000	56,756
Keikyu Corp.	13,000	110,318
Keio Corp.	18,000	133,654
Kintetsu World Express, Inc.	2,000	65,613
Mitsui OSK Lines, Ltd.	18,000	59,249
Nippon Express Co., Ltd.	15,000	62,005
Nishi-Nippon Railroad Co., Ltd.	5,000	20,231
Tobu Railway Co., Ltd.	18,000	96,648
Yamato Holdings Co., Ltd.	7,000	117,655

		950,670

TOTAL COMMON STOCKS
(Cost $3,030,805)		3,641,900

EXCHANGE TRADED FUNDS (1.6%)
iShares MSCI Japan Index Fund	6,000	59,820

TOTAL EXCHANGE TRADED FUNDS
(Cost $53,528)		59,820

SCHEDULE OF INVESTMENTS – January 31, 2013 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

SHORT-TERM INVESTMENTS (2.6%)
Federated Government Obligations Fund, 0.03% (2)	98,908	$98,908

TOTAL SHORT-TERM INVESTMENTS
(Cost $98,908)		98,908

TOTAL INVESTMENTS (99.4%)
(Cost $3,183,241)		3,800,628
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)		22,923

NET ASSETS (100.0%)		$3,823,551

(1)  Non-income producing.
(2)  Rate disclosed is the seven day yield as of January 31, 2013.

ADR — American Depository Receipt

REIT — Real Estate Investment Trusts

SCHEDULE OF INVESTMENTS – January 31, 2013 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (90.1%)
BERMUDA (3.5%)
Bunge, Ltd.	6,500	$517,790

BRAZIL (0.7%)
Vale SA ADR	5,000	100,850

CANADA (1.6%)
InterOil Corp. (1)	4,000	238,720

FRANCE (5.1%)
Arkema SA ADR	4,130	469,912
Total SA ADR	5,200	282,308

		752,220

GERMANY (2.2%)
Siemens AG ADR	3,000	328,560

GUERNSEY (2.4%)
Amdocs, Ltd.	10,000	356,900

INDIA (1.6%)
ICICI Bank, Ltd. ADR	5,000	229,000

ISRAEL (4.1%)
NICE Systems, Ltd. ADR (1)	10,000	368,900
Teva Pharmaceutical Industries, Ltd. ADR	6,000	227,940

		596,840

JAPAN (1.4%)
Nidec Corp. ADR	14,000	199,920

MEXICO (2.9%)
Grupo Televisa SA ADR	15,000	420,150

NETHERLANDS (2.5%)
Unilever NV	9,000	364,320

SOUTH AFRICA (1.3%)
Shoprite Holdings, Ltd. ADR	5,000	189,250

SPAIN (1.7%)
Banco Santander SA ADR	30,918	252,909

SWITZERLAND (6.8%)
Nestle SA ADR	7,750	544,980
Roche Holding AG ADR	8,000	443,840

		988,820

UNITED KINGDOM (14.8%)
Anglo American PLC ADR	11,830	177,095
BG Group PLC ADR	10,000	177,900
BP PLC ADR	4,639	206,528
Centrica PLC ADR	7,000	156,198
Diageo PLC ADR	2,000	238,600
InterContinental Hotels Group PLC ADR	9,333	274,017
Old Mutual PLC ADR	13,125	311,967
Prudential PLC ADR	13,500	411,345
Vodafone Group PLC ADR	7,875	215,145

		2,168,795

SCHEDULE OF INVESTMENTS – January 31, 2013 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (90.1%) – Continued
UNITED STATES (37.5%)
AECOM Technology Corp. (1)	10,000	$255,700
AGCO Corp. (1)	5,000	265,000
BorgWarner, Inc. (1)	2,000	148,360
CF Industries Holdings, Inc.	500	114,585
Chemed Corp.	4,200	317,310
Conmed Corp.	15,720	461,696
DENTSPLY International, Inc.	8,700	363,312
Huntington Bancshares, Inc.	20,000	139,200
Integrated Silicon Solution, Inc. (1)	22,000	206,140
Johnson Controls, Inc.	6,000	186,540
KVH Industries, Inc. (1)	30,000	436,800
LifePoint Hospitals, Inc. (1)	4,500	196,695
Lufkin Industries, Inc.	5,000	289,550
Miller Industries, Inc.	7,000	106,960
Natural Gas Services Group, Inc. (1)	8,799	160,054
New York Community Bancorp, Inc.	10,000	133,500
Norfolk Southern Corp.	4,000	275,480
Northwest Natural Gas Co.	5,000	227,100
Pentair, Inc.	10,760	545,317
Starwood Hotels & Resorts Worldwide, Inc.	5,000	307,050
Tenneco, Inc. (1)	6,000	209,760
Wells Fargo & Co.	4,000	139,320

		5,485,429

TOTAL COMMON STOCKS
(Cost $9,211,976)		13,190,473

PREFERRED STOCKS (5.0%)
UNITED STATES (5.0%)
Chesapeake Energy Corp., 4.50% (2)	1,000	87,900
HSBC USA, Inc., Series F, 3.50%, Callable 3/4/13 (3) (4)	18,000	402,300
HSBC USA, Inc., Series G, 4.00%, Callable 3/4/13 (3) (4)	10,000	237,500

TOTAL PREFERRED STOCKS
(Cost $561,255)		727,700

SHORT-TERM INVESTMENTS (5.0%)
Federated Government Obligations Fund, 0.03% (5)	736,231	736,231

TOTAL SHORT-TERM INVESTMENTS
(Cost $736,231)		736,231

TOTAL INVESTMENTS (100.1%)
(Cost $10,509,462)		14,654,404

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(20,535)

NET ASSETS (100.0%)		$14,633,869

(1)	Non-income producing.
(2)	Convertible security.
(3)	Callable.
(4)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at January 31, 2013.
(5)	Rate disclosed is the seven day yield as of January 31, 2013.

ADR — American Depository Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – January 31, 2013 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (90.3%)
BUILDING MATERIALS (10.1%)
Cemex SAB de CV ADR (1)	14,037	$152,301
CRH PLC ADR	3,000	64,560
James Hardie Industries NV - ADR	9,000	479,160
Lafarge SA ADR	5,000	76,150
Pretoria Portland Cement Co., Ltd. ADR	12,500	91,875

		864,046

ENGINEERING & CONSTRUCTION (2.5%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	155,233
Kajima Corp. ADR	2,000	59,840

		215,073

HOME BUILDERS (6.1%)
China Housing & Land Development, Inc. (1)	40,000	53,200
Desarrolladora Homex SAB de CV ADR (1)	7,000	102,130
MDC Holdings, Inc.	5,000	196,600
Toll Brothers, Inc. (1)	4,500	168,525

		520,455

LODGING (8.8%)
Home Inns & Hotels Management, Inc. ADR (1)	8,500	259,845
InterContinental Hotels Group PLC ADR	1,866	54,786
Marriott International, Inc., Class A	5,035	201,299
Ryman Hospitality Properties	5,924	236,782

		752,712

REAL ESTATE (6.7%)
Alto Palermo SA ADR	11,500	182,045
Gafisa SA ADR (1)	12,000	59,040
IRSA Inversiones y Representaciones SA ADR	6,000	53,100
WP Carey & Co., LLC	5,000	280,650

		574,835

REITS-APARTMENTS (8.9%)
AvalonBay Communities, Inc.	1,347	174,827
Campus Crest Communities, Inc.	11,000	132,880
Equity Residential	5,700	315,723
Essex Property Trust, Inc.	900	138,402

		761,832

REITS-DIVERSIFIED (4.3%)
Vornado Realty Trust	2,307	194,849
Washington Real Estate Investment Trust	6,000	170,880

		365,729

REITS-HEALTH CARE (1.8%)
Health Care REIT, Inc.	2,500	157,100

REITS-HOTELS (8.0%)
Host Hotels & Resorts, Inc.	15,317	257,173
LaSalle Hotel Properties	11,000	300,300
Pebblebrook Hotel Trust	5,000	124,550

		682,023

REITS-OFFICE PROPERTY (13.0%)
Alexandria Real Estate Equities, Inc.	2,500	181,250
BioMed Realty Trust, Inc.	9,000	183,150
Boston Properties, Inc.	2,500	263,200
Corporate Office Properties Trust SBI MD	4,000	105,840

SCHEDULE OF INVESTMENTS – January 31, 2013 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (90.3%) – Continued
REITS-OFFICE PROPERTY (13.0%) – Continued
Douglas Emmett, Inc.	6,000	$139,920
SL Green Realty Corp.	3,000	241,140

		1,114,500

REITS-SHOPPING CENTERS (3.6%)
Acadia Realty Trust	4,985	130,308
Saul Centers, Inc.	4,100	175,275

		305,583

REITS-SINGLE TENANT (1.5%)
National Retail Properties, Inc.	4,000	128,080

REITS-STORAGE (4.6%)
Extra Space Storage, Inc.	9,900	394,416

REITS-WAREHOUSE/INDUSTRIES (2.0%)
EastGroup Properties, Inc.	3,000	168,120

RETAIL (2.0%)
Kingfisher PLC ADR	20,000	170,840

SAVINGS & LOANS (1.7%)
Harleysville Savings Financial Corp.	8,675	144,873

TELECOMMUNICATIONS (4.7%)
American Tower Corp., Class A	2,500	190,375
SBA Communications Corp., Class A (1)	3,000	208,980

		399,355

TOTAL COMMON STOCKS
(Cost $6,100,498)		7,719,572

EXCHANGE TRADED FUNDS (2.4%)
Guggenheim China Real Estate ETF	8,500	202,895

TOTAL EXCHANGE TRADED FUNDS
(Cost $144,153)		202,895

	Principal

CORPORATE BONDS (2.9%)
BUILDING MATERIALS (2.9%)
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (2)	$250,000	250,025

TOTAL CORPORATE BONDS
(Cost $250,025)		250,025

	Shares

SHORT-TERM INVESTMENTS (4.5%)
Federated Government Obligations Fund, 0.03% (3)	380,549	380,549

TOTAL SHORT-TERM INVESTMENTS
(Cost $380,549)		380,549

TOTAL INVESTMENTS (100.1%)
(Cost $6,875,225)		8,553,041
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(7,840)

NET ASSETS (100.0%)		$8,545,201

(1)  Non-income producing.
(2)  Callable.
(3)  Rate disclosed is the seven day yield as of January 31, 2013.

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

Federal Tax Information

At January 31, 2013, the gross unrealized appreciation (depreciation) on investments based on cost for securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

Gross unrealized appreciation	$8,171,200	$78,489	$957,227	$4,310,933	$2,269,021
Gross unrealized depreciation	(1,699,694)	(61,402)	(339,840)	(166,002)	(629,433)
Net unrealized appreciation on foreign currency translations	22,183	(111)	(4,581)	-	-

Net unrealized appreciation	$6,493,689	$16,976	$612,806	$4,144,931	$1,639,588

Cost of investments	$17,503,822	$1,590,849	$3,183,241	$10,509,473	$6,913,453

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Affiliated Investment

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Commonwealth Australia/New Zealand Fund’s holding below is considered an affiliate of the Fund. Further detail on this holding during the period ended January 31, 2013 appears below:

							Change in
	Percentage	Shares	Shares	Fair Value	Cost of	Cost of	Appreciation/	Fair Value	Dividend	Realized
Security Held	of Ownership	10/31/2012	1/31/2013	10/31/2012	Purchases	Sales	Depreciation	1/31/2013	Income	Gain/(Loss)
Mowbray Collectibles Ltd.	7.36%	821,593	821,593	$304,056	$-	$-	$13,108	$317,164	$-	$-

A) Valuation of Securities – Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last current bid and ask quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund, the measure is based on a comparison to the iShares MSCI Australia Index Fund and in the Japan Fund it is based on a comparison between the S&P 500 Futures — Tokyo close to the U.S. close.

B) Fair Value Measurements  – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Investments in other open-end registered investment companies are valued at net asset value. Short term investments may be valued using amortized cost which approximates fair value. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased options and Rights. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2013:

	Australia/New Zealand Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$21,426,169	$-	$-	$21,426,169
Preferred Stocks*	568,559	-	-	568,559
Corporate Bonds	1,127,560	-	-	1,127,560
Short Term Investments	853,040	-	-	853,040

Total	$23,975,328	$-	$-	$23,975,328

	Africa Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$1,021,276	$-	$-	$1,021,276
Exchange Traded Funds	440,430	-	-	440,430
Sovereign Bond	24,520	-	-	24,520
Short Term Investments	121,710	-	-	121,710

Total	$1,607,936	$-	$-	$1,607,936

	Japan Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$3,641,900	$-	$-	$3,641,900
Exchange Traded Funds	59,820	-	-	59,820
Short Term Investments	98,908	-	-	98,908

Total	$3,800,628	$-	$-	$3,800,628

	Global Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$11,021,678	$-	$-	$11,021,678
United Kingdom	1,856,828	311,967	-	2,168,795
Preferred Stocks	727,700	-	-	727,700
Short Term Investment	736,231	-	-	736,231

Total	$14,342,437	$311,967	$-	$14,654,404

	Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$7,719,572	$-	$-	$7,719,572
Exchange Traded Funds	202,895	-	-	202,895
Corporate Bonds	-	250,025	-	250,025
Short Term Investments	380,549	-	-	380,549

Total	$8,303,016	$250,025	$-	$8,553,041

*	All sub-categories within Common and Preferred Stocks represent Level 1 evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.
**	There were no Level 3 securities held as of January 31, 2013.

As described under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when a significant change in value occurs. During the period ended January 31, 2013, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund and the Japan Fund were valued at fair value. During the period ended January 31, 2013, these transactions represent the only significant transfers between each of the three Levels. It is the Funds' policy to recognize transfers between category levels at the end of the period. Accordingly, there were no transfers between hierarchy levels from period start date October 31, 2012 to period end date January 31, 2013.

Item 2.  Controls and Procedures

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Commonwealth International Series Trust

/s/ Robert W. Scharar
By: Robert W. Scharar
President
April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar
By: Robert W. Scharar
President
April 1, 2013

/s/ Terrance P. Gallagher
By: Terrance P. Gallagher
Treasurer
April 1, 2013